Equity-Based Compensation - Summary of Restricted Stock (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restricted Shares
Unvested, beginning balance (in shares)	1,717,950	0
Granted (in shares)	0	1,734,600
Vested (in shares)	0	0
Forfeited (in shares)	(41,850)	(16,650)
Unvested, ending balance (in shares)	1,676,100	1,717,950
Weighted-Average Grant Date Fair Value per Share
Unvested, beginning balance (in dollars per share)	$ 11.66	$ 0
Granted (in dollars per share)	0	11.67
Vested (in dollars per share)	0	0
Forfeited (in dollars per share)	12.72	12.72
Unvested, ending balance (in dollars per share)	$ 11.63	$ 11.66
Weighted-Average Remaining Contractual Term (in Years)	1 year 7 months 6 days	1 year 9 months 18 days
Aggregate Intrinsic Value	$ 14,213	$ 11,596